Conversion and Reorganization - Additional Information (Details)	Oct. 16, 2014 USD ($) $ / shares shares	Jun. 30, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2014 shares
Conversion Of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares		4,753,883	4,709,238	4,362,328	4,353,850
Pathfinder Bank [Member]
Conversion Of Stock [Line Items]
Percentage owned by holding company	60.40%
Sale of stock | shares	2,636,053
Common stock sold per share (in dollar per share) | $ / shares	$ 10.00
Gross offering proceeds of common stock	$ 26,400,000
Cash received from acquisition	$ 197,000
Ratio of conversion of shares	1.6472
Cost related to offering	$ 1,500,000
Net offering proceeds of common stock	$ 24,900,000